Consolidated Statements of Cash Flows - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Operating activities
Net (loss) income	$ (167.0)	$ 105.2
Items not affecting cash:
Depreciation of property, plant and equipment and intangible assets	103.4	115.0
Deferred income tax expense	6.5	1.2
Pension funding in excess of expense	(8.2)	(0.8)
Post-employment benefit funding in excess of expense	(6.0)	(7.5)
Unrealized foreign exchange gain on:
accrued pension liability	(12.9)	(0.9)
post-employment benefit obligations	(14.0)	(0.7)
Finance costs	55.5	25.6
Loss on disposal of property, plant and equipment	1.7	0.5
Interest on pension and other post-employment benefit obligations	16.1	19.3
Other income	(32.7)	0.0
Accretion of governmental loans and environmental liabilities	12.3	19.2
Unrealized foreign exchange gain on government loan facilities	(9.3)	(0.7)
Increase (decrease) in fair value of warrant liability	4.0	(12.1)
Increase in fair value of earnout liability	2.4	0.1
Increase in fair value of share-based payment compensation liability	5.3	1.2
Other	14.7	4.7
Adjustments to reconcile profit (loss)	(28.2)	269.3
Net change in non-cash operating working capital	(5.9)	33.1
Share-based payment compensation and earnout units settled	(2.1)	(2.5)
Environmental liabilities paid	(2.7)	(5.0)
Cash (used in) generated by operating activities	(38.9)	294.9
Investing activities
Acquisition of property, plant and equipment	(300.1)	(490.1)
Insurance proceeds for property damage	27.9	0.0
Cash used in investing activities	(272.2)	(490.1)
Financing activities
Bank indebtedness advanced (repaid), net	0.1	(1.7)
Transaction costs on bank indebtedness	0.0	(1.7)
Restricted cash	3.8	0.0
Senior secured lien notes issued, net of underwriter fees	472.6	0.0
Transaction costs on senior secured lien notes	(4.1)	0.0
Governmental loans received	43.6	74.8
Repayment of governmental loans	(8.7)	(10.0)
Interest paid	(23.7)	(0.3)
Dividends paid	(21.5)	(27.9)
Other	1.7	11.2
Cash generated by financing activities	463.8	44.4
Effect of exchange rate changes on cash	16.3	1.3
Cash
Increase (decrease) in cash	169.0	(149.5)
Opening balance	97.9	247.4
Ending balance	$ 266.9	$ 97.9